Accrued expenses (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses
Professional service fees	21,970	32,537
Interest	167,198	65,168
Utilities	909	9,445
Logistic charges	9,154	33,812
Others	27,066	11,715
Total accrued expenses	226,297	152,677